Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Net Minimum Payments Under Non-Cancelable Operating Leases

As of September 30, 2020, net minimum payments under the non-cancelable operating leases were as follows (in thousands):

Year ending December 31,	Minimum Operating Lease Payments
Remainder of 2020	$1,933
2021	5,476
2022	3,017
2023	1,036
2024 and thereafter	38

Total future minimum lease payments	$11,500

As of December 31, 2019, the Company’s net minimum payments under the non-cancelable operating leases are as follows (in thousands):

Year Ending December 31,	Minimum Operating Lease Payments
2020	$8,167
2021	4,838
2022	2,652
2023 and thereafter	906

Total future minimum payments	$16,563

Schedule of Future Minimum Payments Under Capital Leases

As of September 30, 2020, the future minimum payments under the capital leases were as follows (in thousands):

Year ending December 31,	Minimum Capital Lease Payments
Remainder of 2020	$145
2021	324
2022 and thereafter	47

Total future minimum lease payments	516
Less amounts representing interest	(20)

Present value of minimum capital lease payments	496
Less current portion of capital lease obligations	(399)

Capital lease obligations, net of current portion	$97

As of December 31, 2019, the future minimum payments under the capital leases are as follows (in thousands):

Year Ending December 31,	Minimum Capital Lease Payments
2020	$773
2021	324
2022 and thereafter	47

Total future minimum payments	$1,144
Less amount representing interest	(59)

Present value of minimum capital lease payments	1,085
Less current portion of capital lease obligations	(727)

Capital lease obligations, net of current portion	$358